COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14 – COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of June 30, 2022 the Company has $4,762 in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with commercial banks.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

On June 24, 2021 a minority shareholder of the Company initiated inquiry proceedings before the Enterprise Chamber of the Amsterdam Court of Appeal (the “Court”) which is a specialized court dedicated to resolving corporate disputes. The shareholder has requested the Court to appoint an investigator on behalf of the Court in accordance with Dutch law, to investigate certain activities of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years ended December 31, 2020 and 2019. The shareholder has not requested the Court to order preliminary relief, but has requested the Court to order the registrant to pay the costs of the proceedings. On June 24th, 2022, the Court rendered its judgment after reviewing all filings and a court hearing. The Court accepted ICTS’s defense on all items except two and appointed an investigator to examine two items. The two items are: The conversion of loans in 2019 from a related party at a share price of $0.40 and the issuance of shares to directors and certain employees in 2019 at a share price of $0.40.

White Line

In 2017, the company invested $3,500 in White Line B.V., a limited Company incorporated in the Netherlands, representing 10% of the issued and outstanding share capital of White Line B.V.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decreased, the related party entity has guaranteed to repurchase this full investment in minimum amount of $3,500. In December 2018, the related party entity purchased the full investment from the Company for $3,500. In 2021, the Company has a dispute with White Line B.V. as certain items disclosed in White Line B.V. financials appeared questionable. ICTS requested the court to instruct White line to disclose certain documents. As the economical ownership is not within the Company any more, the Company has no financial exposure on this dispute. On November 15th, 2022, the Appeal Court of Amsterdam rendered its judgment after reviewing all filings and a court hearing. The Court rejected ICTS’s request for disclosure of documents.